RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 03, 2021
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS:
Key management personnel compensation:
Key management personnel includes those individuals that have authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly, and is comprised of the members of the executive management team and the Board of Directors. The amount for compensation expense recognized in net earnings for key management personnel was as follows:

	2020	2019

Short-term employee benefits	$7,754	$5,338
Post-employment benefits	170	204
Share-based payments	1,721	11,066
	$9,645	$16,608

The amounts included in accounts payable and accrued liabilities for share-based compensation awards to key management personnel were as follows:

	January 3, 2021	December 29, 2019

DSUs	$8,433	$6,939

Other:
During fiscal 2020, the Company incurred expenses for airplane usage of $0.7 million (2019 - $1.4 million), with a company controlled by the President and Chief Executive Officer of the Company. The payments made are in accordance with the terms of the agreement established and agreed to by the related parties. As at January 3, 2021, the amount in accounts payable and accrued liabilities related to the airplane usage was $0.1 million (December 29, 2019 - $0.7 million).